SHARE-BASED COMPENSATION - Non-vested shares granted (Details)	12 Months Ended
Feb. 28, 2026 $ / shares shares
Non-vested shares - service condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares) | shares	4,807,564
Granted (in shares) | shares	622,086
Forfeited (in shares) | shares	(290,736)
Vested (in shares) | shares	(1,953,342)
Outstanding at the end of the period (in shares) | shares	3,185,572
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 33.37
Granted (in dollars per share) | $ / shares	34.05
Forfeited (in dollars per share) | $ / shares	34.98
Vested (in dollars per share) | $ / shares	29.59
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 35.68
Non-vested shares - performance condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares) | shares	54,916
Granted (in shares) | shares	2,305
Forfeited (in shares) | shares	(591)
Vested (in shares) | shares	(26,267)
Outstanding at the end of the period (in shares) | shares	30,363
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 147.15
Granted (in dollars per share) | $ / shares	153.45
Forfeited (in dollars per share) | $ / shares	170.43
Vested (in dollars per share) | $ / shares	159.13
Outstanding at the end of the period (in dollars per share) | $ / shares	$ 136.82